Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ (8,698)	$ 22,938
Number of vessels owned	145
First-priority mortgage [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned as collateral	130
Debt Instrument, Collateral Amount	$ 2,812,060
Bittern Star Omicron Strange Attractor Puffin Bulker Star Canary Oriole [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	within this period
Star Georgia And Star Petrel [Member]
Property, Plant and Equipment [Line Items]
Delivery date to buyers	July 2025
Star Nighthawk Star Runner Star Danai Star Goal [Member]
Property, Plant and Equipment [Line Items]
Expected Delivery Date	by the end of the fourth quarter of 2025.
Crested Eagle and Stellar Eagle [Member] | Eagle Merger [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 8,698
Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 38,608
Number of vessels owned	2
Five Kamsarmax newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity DWT	82,000
Delivery Date	January 2026 through September 2026
Contractual Obligation	$ 156,027
Contractual Obligation, to be Paid, Year One	89,873
Contractual Obligation, to be Paid, Remainder of Fiscal Year	$ 66,154